As filed with the Securities and Exchange Commission on January 14, 2020

1933 Act Registration No.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.                    ☐  Post-Effective Amendment No.

(Check appropriate box or boxes)

HC Capital Trust

(Exact Name of Registrant as Specified in Charter)

Five Tower Bridge, 300 Barr Harbor, 5th Floor

West Conshohocken, PA 19428-2970

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

610-828-7200

Copies of communications to:

Michael P. O’Hare, Partner Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	(With Copy To): Marguerite C. Bateman, Partner Schiff Hardin LLP 901 K Street NW Suite 700 Washington, DC 20001

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on February 14, 2020 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

HC CAPITAL TRUST

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor

West Conshohocken, Pennsylvania 19428

(800) 242-9596

The Institutional Value Equity Portfolio

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

The Real Estate Securities Portfolio

(collectively, the “Target Portfolios”)

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To Be Held on April 16, 2020

A joint special meeting (the “Meeting”) of the shareholders of the Target Portfolios will be held on April 16, 2020 at 10:00 am (Eastern time) at the offices of the Trust to vote on the following proposal:

To approve a Plan of Reorganization (the “Plan”) among the Target Portfolios and The Institutional U.S. Equity Portfolio.

The Plan provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Portfolio by The Institutional U.S. Equity Portfolio (the “Acquiring Portfolio”) in exchange for shares of a corresponding class of the Acquiring Portfolio; (b) the distribution of such shares of a corresponding class of the Acquiring Portfolio to the shareholders of each Target Portfolio; and (c) the liquidation and termination of each Target Portfolio (each, a “Reorganization” and collectively, the “Reorganizations”).

The Target Portfolios and the Acquiring Portfolio involved in each proposed Reorganization are:

Target Portfolios	Acquiring Portfolio
The Institutional Value Equity Portfolio The Institutional Small Capitalization-Mid Capitalization Equity Portfolio The Real Estate Securities Portfolio	The Institutional U.S. Equity Portfolio

Shareholders of record as of the close of business on February 18, 2020 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each Target Portfolio will vote separately on the proposal, and the proposal will be effected as to a particular Target Portfolio only if all three Target Portfolios’ shareholders approve the proposal. If the shareholders of all three Target Portfolios approve the proposal, then shareholders of the Target Portfolios will become shareholders of the Acquiring Portfolio on or about May 4, 2020 and will no longer be shareholders of a Target Portfolio.

The Board of Trustees (the “Board”) of HC Capital Trust (the “Trust”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the Internet using the instructions on the proxy card.

The Board recommends that you cast your vote FOR the above proposal as described in the Joint Proxy Statement/Prospectus.

Some shareholders hold shares in more than one Target Portfolio and may receive proxy cards or proxy materials for each such Target Portfolio. Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.

Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person. If a signed proxy card is returned, but no instructions are specified, your shares will be voted in accordance with the recommendations of the Board.

As always, we thank you for your confidence and support.

Sincerely yours,

Colette Bergman

Vice President & Treasurer

HC Capital Trust

HC CAPITAL TRUST

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor

West Conshohocken, Pennsylvania 19428

(800) 242-9596

THE INSTITUTIONAL VALUE EQUITY PORTFOLIO

THE INSTITUTIONAL SMALL CAPITALIZATION-MID CAPITALIZATION EQUITY PORTFOLIO

THE REAL ESTATE SECURITIES PORTFOLIO

THE INSTITUTIONAL U.S. EQUITY PORTFOLIO

JOINT PROXY STATEMENT/PROSPECTUS

March 12, 2020

Introduction

This Joint Proxy Statement/Prospectus contains information that shareholders of The Institutional Value Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio and The Real Estate Securities Portfolio, each a series of HC Capital Trust (the “Trust”), should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. The Institutional Value Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio and The Real Estate Securities Portfolio are each referred to herein as a “Target Portfolio” and, together, as the “Target Portfolios.” This document is both the proxy statement of the Target Portfolios and also a prospectus for The Institutional U.S. Equity Portfolio (the “Acquiring Portfolio”)1 which is also a series of the Trust. Each Target Portfolio and the Acquiring Portfolio are a series of a registered open-end management investment company. The Target Portfolios and the Acquiring Portfolio collectively are referred to as the “Portfolios” and individually as a “Portfolio.”

A special meeting of the shareholders of the Target Portfolios (the “Meeting”) will be held at the offices of the Trust, Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428, on April 16, 2020 at 10:00 am (Eastern time). At the Meeting, shareholders of each Target Portfolio will be asked to consider the following proposal:

To approve a Plan of Reorganization (the “Plan”) among the Target Portfolios and the Acquiring Portfolio.

The Plan provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Portfolio by the Acquiring Portfolio in exchange for shares of a corresponding class of the Acquiring Portfolio; (b) the distribution of such shares of a corresponding class of the Acquiring Portfolio to the shareholders of each Target Portfolio; and (c) the liquidation and termination of each Target Portfolio (each, a “Reorganization” and collectively, the “Reorganizations”).

If the shareholders of each Target Portfolio approve the Plan, then shareholders of the Target Portfolio will become shareholders of the Acquiring Portfolio on or about May 4, 2020 and will no longer be shareholders of the Target Portfolio. The total value of the Acquiring Portfolio shares of each class that shareholders will receive in a Reorganization will be the same as the total value of the shares of each class of the Target Portfolio that shareholders held immediately prior to the Reorganization. Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that shareholders should not be required to pay any federal income tax as a result of the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations.

[1]

Prior to February 10, 2020, The Institutional U.S. Equity Portfolio was known as The Institutional Growth Equity Portfolio and invested in a narrower universe of securities, focusing on growth-oriented U.S. mid- and large capitalization equity securities.

The Board of Trustees (the “Board”) of the Trust have fixed the close of business on February 18, 2020 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of each Target Portfolio on the Record Date will be entitled to one vote for each share of the Target Portfolio held (and a proportionate fractional vote for each fractional share). This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card will be mailed on or about March 12, 2020 to all shareholders eligible to vote on a Reorganization.

The Board has approved the Plan of Reorganization and has determined that the Reorganizations are in the best interest of each Target Portfolio and the Acquiring Portfolio and will not dilute the interests of the existing shareholders of the Target Portfolios or the Acquiring Portfolio. If shareholders of a Target Portfolio do not approve a Reorganization, no Reorganization will occur and the Board will consider what further action is appropriate for the Portfolios.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Portfolio.

Additional information about the Portfolios is available in the:

•	Prospectuses for the Trust;

•	Annual and semi-annual reports to shareholders of the Trust; and

•	Statements of Additional Information (“SAIs”) for the Trust.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectuses of the Acquiring Portfolio accompany this Joint Proxy Statement/Prospectus, are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The Trust’s prospectuses and the most recent annual reports to shareholders containing audited financial statements for the most recent fiscal year have been previously mailed to shareholders and are available on the Trust website at www.hccapitalsolutions.com.

Copies of all of these documents are available upon request without charge by visiting or writing to the Trust, at Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428, or calling (800) 242-9596.

You also may view or obtain these documents on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Portfolios is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Portfolios.

i

Exhibits

EXHIBIT A Outstanding Shares of the Target Portfolios	A-1
EXHIBIT B Share Ownership by Large Shareholders, Management and Trustees	B-1
EXHIBIT C Form of Plan of Reorganization	C-1
EXHIBIT D Financial Highlights	D-1

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL: TO APPROVE A PLAN OF REORGANIZATION

Shareholders of each Target Portfolio are being asked to consider and approve a Plan of Reorganization (the “Plan”) that will have the effect of reorganizing each Target Portfolio with and into the Acquiring Portfolio, as summarized below. The Plan provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Portfolio by the Acquiring Portfolio in exchange for shares of a corresponding class of the Acquiring Portfolio; (b) the distribution of such shares of a corresponding class of the Acquiring Portfolio to the shareholders of each Target Portfolio; and (c) the liquidation and termination of each Target Portfolio.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus, in the Plan, and/or in the prospectuses and SAIs of the Portfolios. Shareholders should read the entire Joint Proxy Statement/Prospectus and the prospectus of the Acquiring Portfolio carefully for more complete information.

On what am I being asked to vote?

As a shareholder of a Target Portfolio, you are being asked to consider and vote to approve the Plan under which the assets and liabilities of the Target Portfolio will be transferred to the Acquiring Portfolio.

If shareholders of each Target Portfolio approve the Plan, shares of each class of each Target Portfolio will be exchanged for Acquiring Portfolio shares of the corresponding class of equal value, which will result in you becoming a shareholder of the Acquiring Portfolio and holding shares of the Acquiring Portfolio equal to the value of your shares of the corresponding class of the Target Portfolio. You will no longer be a shareholder of a Target Portfolio and the Target Portfolio will be liquidated and terminated.

Has the Board of Trustees approved the Reorganizations?

Yes. The Board has carefully reviewed the proposal and unanimously approved the Plan and the Reorganizations. The Board recommends that shareholders of each Target Portfolio vote in favor of the Plan.

What are the reasons for the proposed Reorganizations?

The Advisor has recommended the Reorganizations for a number of reasons. The Advisor anticipates that consolidation of the Portfolios will reduce the overall costs paid by shareholders, including those related to administration and auditing. Additionally, from an investment perspective, the Advisor believes that a consolidated vehicle will allow the Acquiring Portfolio to allocate meaningful levels of assets to Specialist Managers that the individual Target Portfolios would not have been in a position to hire and, given the fact that U.S. equity securities tend to have similar risk characteristics across styles, the Advisor sees little benefit to continuing to separate “growth,” “value” and “small-cap” for portfolio construction purposes. Consolidation is also expected to improve the efficiency of managing the total assets and reduce the amount of trading in client/shareholder accounts. Further, the Advisor believes that the consolidated Acquiring Portfolio will lead to clearer and easier to understand communication with shareholders.

In considering the Reorganizations and the Plan, the Board considered these and other factors in concluding that the Reorganizations would be in the best interest of the Portfolios. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATIONS – Board Considerations in Approving the Reorganizations” section below.

What effect will a Reorganization have on me as a shareholder?

Because the Portfolios have different net asset values per share, the number of shares of the Acquiring Portfolio that you receive will likely be different than the number of shares of the Target Portfolio that you own but the total value of your investment will be the same immediately before and after the Reorganization. The principal differences between the Target Portfolios and the Acquiring Portfolio are described in this Joint Proxy Statement/Prospectus. The prospectus that accompanies this Joint Proxy Statement/Prospectus contains additional information about the Acquiring Portfolio that you will hold shares of following the Reorganizations, if approved.

How do the Portfolios’ investment objectives, principal investment strategies and risks compare?

The Acquiring Portfolio and the Target Portfolios have similar investment objectives as described below. Each Portfolio’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

Investment Objectives
Target Portfolios	Acquiring Portfolio

The Institutional Value Equity Portfolio

Total return consisting of capital appreciation and income.

The Institutional Small-Capitalization-Mid Capitalization Equity Portfolio

Long-term capital appreciation.

The Real Estate Securities Portfolio

Total return consisting of both capital appreciation and current income.

The Institutional U.S. Equity Portfolio Capital appreciation, with income as secondary.

The principal investment strategies of the Acquiring Portfolio are similar to the combined principal investment strategies of the Target Portfolios, although the Acquiring Portfolio may invest in a broader variety of types of investments and have different limitations than each individual Target Portfolio. As a result, the risks of owning shares of the Acquiring Portfolio are similar to the risks of owning shares of each Target Portfolio, although the risks of the Portfolios may not be exactly the same. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS – Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Portfolios” compare the principal investment strategies and risks of each Target Portfolio and the Acquiring Portfolio and highlight certain key differences.

How do the Portfolios’ expenses compare?

The tables below provide a summary comparison of the expenses of each Target Portfolio and the Acquiring Portfolio, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganizations. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown. Note that the pro forma management fees are based on HC Capital Solutions’ (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC (“Hirtle Callaghan”), current expectation regarding how the Acquiring Portfolio’s assets will be allocated after the Reorganizations. The exact level of such fees will depend on the actual allocation of assets amongst the various Specialist Managers, which may not match current expectations and would be expected to change over time.

Each of the Reorganizations is contingent upon shareholder approval of each other Reorganization.

Expense Tables and Expense Examples*

	Current				Combined Pro Forma
	Target Portfolios			Acquiring Portfolio
	The Institutional Value Equity Portfolio	The Institutional Small Capitalization- Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Institutional U.S. Equity Portfolio	Target Portfolios + Acquiring Portfolio
	HC Strategic Shares	HC Strategic Shares	HC Strategic Shares	HC Strategic Shares	HC Strategic Shares
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%	0.31%	0.72%	0.14%	0.18%
Distribution and Service (12b-1) Fees
Other Expenses	0.07%	0.11%	0.09%	0.07%	0.07%
Acquired Fund Fees and Expenses**	0.02%	0.00%	0.02%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.21%	0.42%	0.83%	0.21%	0.25%

	Current				Combined Pro Forma
	Target Portfolios			Acquiring Portfolio
	The Institutional Value Equity Portfolio	The Institutional Small Capitalization- Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Institutional U.S. Equity Portfolio	Target Portfolios + Acquiring Portfolio
	HC Advisors Shares	HC Advisors Shares	HC Advisors Shares	HC Advisors Shares	HC Advisors Shares
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%	0.31%	0.72%	0.14%	0.18%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.07%	0.11%	0.09%	0.07%	0.07%
Acquired Fund Fees and Expenses**	0.02%	0.00%	0.02%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.46%	0.67%	1.08%	0.46%	0.50%

*

Expense ratios reflect annual Portfolio operating expenses for the most recent fiscal year (as disclosed in the Portfolios’ current prospectuses). Pro forma numbers are estimated as if the Reorganizations had been completed as of July 1, 2018 and the combined

Acquiring Portfolio had experienced a full year of combined operations. The pro forma numbers do not include the estimated costs of the Reorganization. For more information on the costs of the Reorganizations to be borne by the Portfolios, see “Costs of the Reorganizations” below.

**	Unless otherwise indicated, Acquired Fund Fees and Expenses are less than 0.01%.

Expense Example

This Example is intended to help you compare the costs of investing in different classes of a Target Portfolio and the Acquiring Portfolio with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Portfolio after giving effect to the Reorganizations of the Target Portfolios into the Acquiring Portfolio are also provided. All costs are based upon the information set forth in the Fee Tables above.

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

HC Strategic Shares

	Current				Combined Pro Forma
	Target Portfolios			Acquiring Portfolio
	The Institutional Value Equity Portfolio	The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Institutional U.S. Equity Portfolio	Target Portfolios + Acquiring Portfolio
1 year	$22	$43	$85	$22	$26
3 years	$68	$135	$265	$68	$80
5 years	$118	$235	$460	$118	$141
10 years	$268	$530	$1,025	$268	$318

HC Advisors Shares

	Current				Combined Pro Forma
	Target Portfolios			Acquiring Portfolio
	The Institutional Value Equity Portfolio	The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Institutional U.S. Equity Portfolio	Target Portfolios + Acquiring Portfolio
1 year	$47	$68	$110	$47	$51
3 years	$148	$214	$343	$148	$160
5 years	$258	$373	$595	$258	$280
10 years	$579	$835	$1,317	$579	$628

The Example is not a representation of past or future expenses. Each Portfolio’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Portfolios’ projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Portfolios in approving the Reorganizations, see the section entitled “THE PROPOSED REORGANIZATIONS – Board Considerations in Approving the Reorganizations” in this Joint Proxy Statement/Prospectus.

How do the performance records of the Portfolios compare?

The performance history of each Portfolio for certain periods as of December 31, 2019 is shown below. The returns below may not be indicative of a Portfolio’s future performance. The table below compares the performance history of the Acquiring Portfolio’s HC Strategic Shares to the performance history of the comparable class of each Target Portfolio as of December 31, 2019. HC Advisors Shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. Additionally, there were no HC Advisors Shares outstanding as of December 31, 2019. The prospectus contains additional performance information under the headings “Performance” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in the Trust’s most recent annual report to shareholders.

	Average Annual Total Return
	1 Year	5 Years	10 Years
The Institutional Value Equity Portfolio
Return Before Taxes	28.22%	9.25%	11.78%
Return After Taxes on Distributions	26.41%	6.59%	9.19%
Return After Taxes on Distributions and Sale of Portfolio Shares	17.76%	6.52%	8.89%
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
Return Before Taxes	28.96%	8.39%	11.67%
Return After Taxes on Distributions	25.04%	5.44%	9.35%
Return After Taxes on Distributions and Sale of Portfolio Shares	19.74%	6.07%	9.15%
The Real Estate Securities Portfolio
Return Before Taxes	28.29%	7.71%	12.99%
Return After Taxes on Distributions	21.11%	4.58%	7.34%
Return After Taxes on Distributions and Sale of Portfolio Shares	20.45%	5.28%	8.47%
The Institutional U.S. Equity Portfolio[1]
Return Before Taxes	32.13%	14.07%	14.49%
Return After Taxes on Distributions	26.19%	10.71%	11.99%
Return After Taxes on Distributions and Sale of Portfolio Shares	22.76%	10.50%	11.48%

[1]

Prior to February 10, 2020, The Institutional U.S. Equity Portfolio was known as The Institutional Growth Equity Portfolio and invested in a narrower universe of securities, focusing on growth-oriented U.S. mid- and large capitalization equity securities.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

How do the management, investment adviser and other service providers of the Portfolios compare?

Each Portfolio is overseen by the same Board and officers. In addition, HC Capital Solutions, a separate operating division of Hirtle Callaghan & Co. LLC (the “Adviser”), a registered investment adviser, serves as primary investment adviser for each Portfolio under the terms of two separate discretionary investment advisory agreements (the “HC Agreements”) with the Trust that contain substantially identical terms for each Portfolio. In particular, the contractual advisory fee rates for the Acquiring Portfolio and each Target Portfolio are identical. The Adviser’s principal offices are located at Five Tower Bridge, 300 Barr Harbor Drive, 5th floor, West Conshohocken, PA 19428. The Adviser has acted as the principal investment adviser of each Portfolio of the Trust since its organization in 1995. As of December 31, 2019, the Adviser had $[                ] billion under management.

The Specialist Managers who serve each of the Target Portfolios all serve the Acquiring Portfolio. The Acquiring Portfolio also employs two additional Specialist Managers.

The Target Portfolios and Acquiring Portfolio have the same administrator, transfer agent, custodian, distributor and auditor that provide the same services to both the Target Portfolios and the Acquiring Portfolio. The Trust’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Portfolios’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Portfolios are the same as those of the corresponding class of the Acquiring Portfolio.

Will there be any tax consequences resulting from the proposal?

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing the Reorganization. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will not recognize income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the Target Portfolios for shares in the Acquiring Portfolio. Shareholders should consult their tax advisers about state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganizations only.

When are the Reorganizations expected to occur?

If shareholders of each Target Portfolio approve the Reorganizations, it is anticipated that such Reorganizations will occur in the second quarter of 2020.

How do I vote on the Reorganizations?

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Joint Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in its best judgment on other matters.

What will happen if shareholders of a Target Portfolio do not approve their respective Reorganizations?

If one or more of the proposed Reorganizations is not approved by shareholders, none of the proposed Reorganizations will be implemented. The Portfolios will continue to be managed by the current Specialist Managers pursuant to the terms and conditions of the portfolio management agreements then in effect and the Board will meet to determine the best course of action.

What if I do not wish to participate in the Reorganizations?

If you do not wish to have your shares of your Target Portfolio exchanged for shares of the Acquiring Portfolio as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Why are you sending me the Joint Proxy Statement/Prospectus?

You are receiving this Joint Proxy Statement/Prospectus because you own shares in one or more of the Target Portfolios as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Portfolio(s). This Joint Proxy Statement/Prospectus contains information that shareholders of the Target Portfolios should know before voting on the proposed Reorganizations. This document is both a proxy statement of the Target Portfolios and also a prospectus for the Acquiring Portfolio.

Where can I find more information about the Portfolios and the Reorganizations?

Additional information about the Portfolios can be found in the Trust’s prospectus and SAI. The remainder of this Joint Proxy Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations or how to vote, please call the Trust at 1-800-242-9596.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Comparison of Principal Investment Strategies

The following section compares the principal investment strategies of each Target Portfolio with the principal investment strategies of the Acquiring Portfolio and highlights any key differences. In addition to the principal investment strategies described below, each Portfolio is also subject to certain additional investment policies and limitations, which are described in the Trust’s prospectus and SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Portfolios’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Portfolios.”

Principal Investment Strategies. The principal investment strategies of the Acquiring Portfolio incorporate all of the principal investment strategies of each of the Target Portfolios. Under normal circumstances, the Acquiring Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. The Acquiring Portfolio is a diversified investment company that is designed to provide broad exposure to the U.S. equity market. The Portfolio will invest in equity securities of issuers of any capitalization. Each of the Specialist Managers that currently provides portfolio management services to each of the Target Portfolios also provides such services to the Acquiring Portfolio and will continue to manage the same assets in the same manner (and for the same fee) in the Acquiring Portfolio after the Reorganizations. The Acquiring Portfolio will also invest in equity and debt securities issued by U.S. and non-U.S. real estate-related companies.

Under normal market conditions, The Institutional Value Equity Portfolio seeks to achieve its investment objective by investing primarily (i.e., at least 80% of its net assets) in equity securities, with a focus on value-oriented large and mid-capitalization U.S. issuers.

Under normal market conditions, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio seeks to achieve its investment objective by investing primarily (i.e., at least 80% of its net assets) in equity securities of small-capitalization and mid-capitalization issuers, with a focus on U.S. issuers.

Under normal market conditions, The Real Estate Securities Portfolio seeks to achieve its investment objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies.

Both the Acquiring Portfolio and The Institutional Value Equity Portfolio may invest up to 20% of the total assets of the actively managed portion of their respective portfolios in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock, and other fixed income securities, including mortgage-backed securities and high yield debt (“junk bonds”). These income-producing securities may be of any quality or maturity. Similarly, up to 20% of the total assets of the total portfolio of both the Acquiring Portfolio and The Institutional Value Equity Portfolio may also be invested in securities issued by non-U.S. companies.

Consistent with their respective investment styles, each of the Portfolios’ Specialist Managers may use option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Acquiring Portfolio’s Specialist Managers may also use swaps. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of a Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Portions of each Portfolio are managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index, another

U.S. equity index or, from time to time, one or more identifiable subsets or other portions of such indices. Additionally, portions of each Portfolio may also be managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

Each Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of each Portfolio’s benchmark over time.

Comparison of Principal Risks of Investing in the Portfolios

The table below describes the principal risks that may affect each Portfolio’s investment portfolio. For more information on the risks associated with the Acquiring Portfolio, see the “Further Information About the Trust’s Investment Policies” section of the Trust’s SAI.

Principal Risk	Portfolios Subject to Risk

Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

Acquiring Portfolio Target Portfolios

Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Acquiring Portfolio Target Portfolios

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Acquiring Portfolio Target Portfolios

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Acquiring Portfolio Target Portfolios
Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.	Acquiring Portfolio Target Portfolios

Principal Risk	Portfolios Subject to Risk

Small/Mid Cap Risk – Small and mid-capitalization companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

Acquiring Portfolio The Institutional Small Capitalization-Mid Capitalization Equity Portfolio The Real Estate Securities Portfolio
Mid Cap Risk – Mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.	The Institutional Value Equity Portfolio

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

Acquiring Portfolio Target Portfolios

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

Acquiring Portfolio Target Portfolios

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

Acquiring Portfolio The Institutional Value Equity Portfolio The Real Estate Securities Portfolio

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

Acquiring Portfolio The Institutional Value Equity Portfolio The Real Estate Securities Portfolio

Principal Risk	Portfolios Subject to Risk
Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.	Acquiring Portfolio The Real Estate Securities Portfolio
Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks. To the extent that the Portfolio invests in REITs and real estate partnerships, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired REITs and real estate partnerships. Investments in REITs and real estate partnerships (if any) may cause a greater portion of the Portfolio’s distributions to be taxable as ordinary income.	Acquiring Portfolio The Real Estate Securities Portfolio
Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.	Acquiring Portfolio The Real Estate Securities Portfolio
Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.	Acquiring Portfolio The Institutional Value Equity Portfolio The Real Estate Securities Portfolio

Principal Risk	Portfolios Subject to Risk
Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.	Acquiring Portfolio The Institutional Value Equity Portfolio The Real Estate Securities Portfolio
Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.	Acquiring Portfolio The Real Estate Securities Portfolio
Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.	Acquiring Portfolio The Real Estate Securities Portfolio
High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.	Acquiring Portfolio The Real Estate Securities Portfolio
General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.	Acquiring Portfolio Target Portfolios
Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.	Acquiring Portfolio Target Portfolios
Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a	Acquiring Portfolio Target Portfolios

Principal Risk	Portfolios Subject to Risk
part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.
Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.	Acquiring Portfolio
Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.	Acquiring Portfolio The Institutional Value Equity Portfolio The Real Estate Securities Portfolio

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Portfolio has adopted fundamental investment restrictions concerning, among other things, diversification of the Portfolio’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. The fundamental and non-fundamental investment restrictions of the Portfolios are the same with one exception. None of the Portfolios other than The Real Estate Securities Portfolio may invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies. The Real Estate Securities Portfolio is subject to the same restriction except that it will invest more than 25% of its total assets in the real estate industry.

Fundamental investment restrictions cannot be changed without shareholder approval, and non-fundamental investment restrictions may be changed by the Trust’s Board. Both the Target Portfolios and the Acquiring Portfolio may be subject to other investment restrictions that are not identified above. A full description of each Target Portfolio’s and the Acquiring Portfolio’s investment policies and restrictions may be found in the Trust’s SAIs.

Comparison of Share Classes and Distribution Arrangements

Shares of each class of a Target Portfolio will be exchanged for shares of the Acquiring Portfolio. The following sub-sections identify the Acquiring Portfolio share class that corresponds with each Target Portfolio share class as well as the different distribution arrangements among the various share classes.

The Portfolios each offer two share classes, HC Strategic Shares and HC Advisors Shares. Each share class has certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Portfolio and are described in the Trust’s prospectus.

Neither share class is subject to any sales charge. The Trust has adopted a distribution plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to HC Advisors Shares. HC Strategic Shares of the Portfolios are not subject to the 12b-1 Plan.

Pursuant to the 12b-1 Plan, each Portfolio is permitted to charge a distribution fee at the annual rate of up to 0.25% of the Target Portfolio’s and of the Acquiring Portfolio’s average daily net assets attributable to HC Advisors Shares. The 12b-1 Plan has never been activated and no actual fees have ever been charged or paid pursuant to the 12b-1 Plan. There is no present intention to activate the 12b-1 Plan or charge any fees pursuant to it. Additionally, there are currently no assets invested in HC Advisors Shares of any of the Portfolios.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by the Target Portfolios and the Acquiring Portfolio are the same. The Acquiring Portfolio’s prospectus enclosed with this Joint Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Portfolio shares. HC Strategic Shares are only available to investors for whom the Adviser, or any affiliate of the Adviser, provides a complete program of investment advisory services. HC Advisor Shares are only available for purchase by an intermediary that (i) has entered into, and maintains, a client agreement with the Adviser; and (ii) acting in accordance with discretionary authority on behalf of such intermediary’s fiduciary clients, seeks to invest in one or more of the Trust’s Portfolios.

Comparison of Distribution Policies

Income dividends, if any, on each of the Portfolios are paid on a quarterly basis. Capital gains for each of the Portfolios, if any, are distributed at least annually.

Forms of Organization and Securities to be Issued

Each of the Portfolios is a series of HC Capital Trust, a Delaware statutory trust. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Portfolios and the Acquiring Portfolio. Each share of the Acquiring Portfolio represents an equal proportionate interest with each other share of the Portfolio, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Portfolio are legally separate from the assets and liabilities of any other portfolio of the Trust. More information about the voting, dividend and other rights associated with shares of the Portfolios can be found in the Trust’s SAI.

Where to Find More Information

For more information with respect to each Portfolio concerning the following topics, please refer to the following sections of the Trust’s prospectus: (i) see “Fund Management” for more information about the management of a Portfolio; (ii) see “Dividends and Distributions” for more information about a Portfolio’s policy with respect to dividends and distributions; and (iii) see “Shareholder Information: Purchases and Redemptions” and “Federal Taxes” for more information about the pricing, purchase, redemption and repurchase of shares of a Portfolio, tax consequences to shareholders of various transactions in shares of a Portfolio, and distribution arrangements of a Portfolio.

THE PROPOSED REORGANIZATIONS

Summary of Plan of Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the form of Plan, a copy of which is attached as Exhibit C to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of each Target Portfolio approves the Plan and other closing conditions are satisfied, the assets of the Target Portfolio will be delivered to the Acquiring Portfolio’s custodian for the account of the Acquiring Portfolio in exchange for the assumption by the Acquiring Portfolio of the liabilities of the Target Portfolio and delivery by the Acquiring Portfolio to the Target Portfolio for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Portfolio of a number of shares of the Acquiring Portfolio (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Portfolio so transferred, all determined and adjusted as provided in the Plan. The value of your account with the Acquiring Portfolio immediately after a Reorganization will be the same as the value of your account with the Target Portfolio immediately prior to a Reorganization.

The class or classes of Acquiring Portfolio shares that shareholders will receive in connection with a Reorganization will depend on the class or classes of Target Portfolio shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.” There are currently no shareholders in HC Advisors Shares of any of the Portfolios, so it is not anticipated that any HC Advisors Shares will be delivered as part of the Reorganizations.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Plan are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur in the second quarter of 2020, (the “Closing Date”) immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). The consummation of any particular Reorganization is conditioned upon the consummation of each other Reorganization. As a result, the Reorganizations will all close at the same time. Accordingly, the parties may delay the consummation of a Reorganization that shareholders have approved so that all of the Reorganizations are able to be consummated at the same time. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of each Target Portfolio will be terminated in accordance with its governing documents and applicable law.

If shareholders of a Target Portfolio do not approve the Plan or if a Reorganization does not otherwise close, none of the Reorganizations will close and the Board will consider what additional action to take. The Plan may be terminated and a Reorganization may be abandoned at any time by mutual agreement of the parties. The Plan may be amended or modified in a writing signed by the parties to the Plan.

Board Considerations in Approving the Reorganizations

The Board of Trustees considered matters relating to the proposed Reorganizations during meetings of the Board held in September and December 2019. The Advisor recommended the Reorganizations as a method to achieve favorable investment results as well as operational efficiencies and savings for investors. From an investment perspective, the Advisor believes that a consolidated vehicle will allow the Acquiring Portfolio to more effectively allocate meaningful levels of assets to Specialist Managers that have the potential to outperform relevant benchmarks and favorably impact the portfolio, but which may not have fit squarely within the investment strategies of the individual Target Portfolios. Also, since U.S. equity securities tend to have similar risk characteristics across styles, the Advisor concluded that it was no longer necessary to continue seeking to separate client investments into “growth” or “value” categories or to separate investments by measures of smaller or larger market capitalization for portfolio construction purposes. The Advisor similarly concluded that it was appropriate to include real estate-oriented equity investments into a broader U.S. equity portfolio based on the equity-like attributes of such investments and their increased inclusion within broad equity market benchmarks. The proposed consolidation is also expected to improve the efficiency of managing the total assets and to reduce the amount of trading in client/shareholder accounts. The Board also considered the expected effect of the Reorganizations on the overall management fees paid by each of the Portfolios, noting that overall management fees paid by shareholders of the Acquiring Portfolio and one of the Target Portfolios were expected to increase, while overall management fees paid by shareholders of two of the Target Portfolios were expected to decrease. The Board noted that these changes in management fees reflected the combination of various asset classes into one Portfolio and that the fees charged by each of the individual Specialist Managers were not changing while each Specialist Manager was expected to continue to manage the same amount of assets after the Reorganization. Finally, the Advisor provided analysis indicating that the consolidation of the Portfolios would reduce the overall costs paid by shareholders, including those costs related to administration and auditing. Finally, the Advisor believes that the consolidated Acquiring Portfolio will lead to clearer and easier to understand communications with shareholders about investments and performance results.

The Board considered the potential benefits and costs of the Reorganization to each Target Portfolio, the Acquiring Portfolio and their respective shareholders. The Board reviewed detailed information comparing the following information for each Target Portfolio and the Acquiring Portfolio: (1) investment objectives, policies and restrictions; (2) portfolio management and capabilities of Specialist Managers; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; and (6) relative asset size and potential savings. The Board also considered the benefits to each Target Portfolio of: (i) combining with a similar portfolio to create a larger portfolio; and (ii) the expected tax-free nature of the Reorganization for each Target Portfolio and its shareholders for federal income tax purposes. The Board also considered the overall goal of the Reorganizations to reduce administrative costs, improve efficiency and increase investment flexibility.

Based upon the information and considerations described above, the Board, on behalf of the Target Portfolios and the Acquiring Portfolio, approved each of the Reorganizations in order to combine each Target Portfolio within the Acquiring Portfolio. The Board also determined that shareholders of the Portfolios could potentially benefit from the growth in assets realized by the Reorganizations. The Board concluded that the Reorganizations are in the best interests of the Target Portfolios and the Acquiring Portfolio and consistent with the expectations of each Portfolios’ shareholders and that no dilution of value would result to the shareholders of the Target Portfolios or the Acquiring Portfolio from the Reorganizations. Consequently, the Board approved the Plan and each of the Reorganizations at its meeting held on December 9 and 10, 2019.

Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account or qualified retirement plan.

The Reorganizations are intended to qualify as tax-free reorganizations for federal income tax purposes pursuant to Section 368(a)(1) of the Code. The principal federal income tax consequences that are expected to result from the Reorganization of each Target Portfolio into the Acquiring Portfolio are as follows:

•	no gain or loss will be recognized by the Target Portfolio or the shareholders of the Target Portfolio as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Portfolio as a result of the Reorganization;

•

the basis of the assets of each Target Portfolio received by the Acquiring Portfolio will be the same as the basis of these assets in the hands of the Target Portfolio immediately before the transaction;

•	the holding period of the assets of the Target Portfolio received by the Acquiring Portfolio will include the period during which such assets were held by the Target Portfolio;

•

the aggregate tax basis of the shares of the Acquiring Portfolio to be received by a shareholder of the Target Portfolio as part of the Reorganization will be the same as the shareholder’s aggregate tax basis of the shares of the Target Portfolio; and

•

the holding period of the shares of the Acquiring Portfolio received by a shareholder of the Target Portfolio as part of the Reorganization will include the period that a shareholder held the shares of the Target Portfolio (provided that such shares of the Target Portfolio are capital assets in the hands of such shareholder as of the Closing).

Neither the Target Portfolios nor the Acquiring Portfolio have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Portfolio and the Acquiring Portfolio as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of each Target Portfolio and the Acquiring Portfolio upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on the Target Portfolios, the Acquiring Portfolio, or any Target Portfolio shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, each Target Portfolio would recognize gain or loss on the transfer of its assets to the Acquiring Portfolio and each shareholder of the Target Portfolio that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Portfolio shares and the fair market value of the shares of the Acquiring Portfolio it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization.

Prior to the Closing of each Reorganization, each Target Portfolio will distribute, and the Acquiring Portfolio will distribute, to their respective shareholders substantially all previously undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2020 calendar year and would be taxable to shareholders in such year.

The tax attributes, including capital loss carryovers, if any, of the Target Portfolios move to the Acquiring Portfolio in the Reorganizations. The capital loss carryovers of the Target Portfolios and the Acquiring Portfolio are available to offset future gains recognized by the combined Portfolio, subject to limitations under the Code. Where these limitations apply, all or a portion of a Portfolio’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Portfolio and its shareholders post-Closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if that Fund undergoes a more than 50% change in ownership. Accordingly, if the Reorganization results in a more than 50% “change in ownership” of the smaller of the Portfolios party to each Reorganization, the capital loss carryovers of the combined Portfolios the capital loss carryovers of the Target Portfolios increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), will become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years. The annual limitation will generally equal the net asset value of the smaller of the two Portfolios in the Reorganization on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. In the case of a Target Portfolio with net unrealized built-in gains at the time of Closing of the Reorganization (i.e., unrealized appreciation in value of the Portfolio’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Portfolio has built-in gains at the time of Closing that are realized by the combined Portfolio in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Portfolio. Third, the capital losses of a Target Portfolio that may be used by the Acquiring Portfolio (including to offset any “built-in gains” of the Target Portfolio itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Portfolio for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. As of June 30, 2019 none of the Portfolios had any capital loss carryovers.

In addition, if the Acquiring Portfolio following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than a Target Portfolio, shareholders of the Target Portfolio, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The unrealized appreciation (depreciation) in value of the portfolio investments of each Target Portfolio on a tax basis as a percentage of its net asset value is 7.23% for The Institutional Value Equity Portfolio at June 30, 2019, 14.69% for The Institutional Small Capitalization-Mid Capitalization Equity Portfolio at June 30, 2019 and 23.11% for The Real Estate Portfolio June 30, 2019, compared to that of the Acquiring Portfolio at June 30, 2019 of 23.90%, and 15.90% on a combined basis.

After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.

Costs of the Reorganizations

The total cost of the Reorganizations will be paid by the Acquiring Portfolio and the Target Portfolios and is estimated to be $131,500. The costs of a Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from a Reorganization.

VOTING INFORMATION

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Portfolio shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about March 12, 2020 to all shareholders entitled to vote. Shareholders of record of the Target Portfolios as of the close of business on February 18, 2020 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Portfolios on the Record Date can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Portfolios in writing at the address of the Target Portfolios set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholders’ meeting of each Target Portfolio. For each Target Portfolio, a quorum will exist if shareholders representing 40% of the outstanding shares of the Target Portfolio entitled to vote are present at the Meeting in person or by proxy.

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Plan. Because the proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Plan are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

Vote Necessary to Approve the Plan

The Board has unanimously approved the Plan, subject to shareholder approval. Shareholder approval of the Plan requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the respective Target Portfolio are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Target Portfolio. Abstentions are counted as present but are not considered votes cast at the Meeting. Abstentions therefore will have the same effect as a vote against the Plan because approval of the Plan requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of the Target Portfolio.

If one of the Target Portfolios does not approve its Reorganization, none of the Target Portfolios will reorganize.

Other Meeting Matters

Management is not aware of any matters to be presented at the Meeting other than as discussed in this Joint Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address and percent ownership of each person who, as of February 18, 2020, to the knowledge of each Target Portfolio and the Acquiring Portfolio, owned 5% or more of the outstanding shares of a class of such Target Portfolio or the Acquiring Portfolio, respectively, can be found at Exhibit B.

Information regarding the ownership of shares of the Target Portfolios and the Acquiring Portfolio by the Trustees and executive officers of the Trust can be found at Exhibit B.

OTHER MATTERS

Capitalization

The following table sets forth, as of December 31, 2019, for the Reorganization the total net assets, number of shares outstanding and net asset value per share of each class of each Portfolio. This information is generally referred to as the “capitalization” of a Portfolio. The term “pro forma capitalization” means the expected capitalization of the Acquiring Portfolio after it has combined with the Target Portfolios. The pro forma capitalization column in the table assumes that all of the Reorganizations have taken place. If one Target Portfolio does not approve its Reorganization, none of the Portfolios will reorganize. The capitalizations of the Target Portfolio(s), the Acquiring Portfolio and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

Target Portfolios into Acquiring Portfolio

	The Institutional Value Equity Portfolio (Target)	The Institutional Small Capitalization -Mid Capitalization Equity Portfolio (Target)	The Real Estate Securities Portfolio (Target)	The Institutional U.S. Equity Portfolio (Acquiring)	The Institutional U.S. Equity Portfolio (Acquiring) (pro forma)
Net assets (all classes)	$1,433,060,059	$142,414,676	$91,023,952	$1,461,367,183	$3,127,865,870
HC Strategic Shares net assets	$1,433,060,059	$142,414,676	$91,023,952	$1,461,367,183	$3,127,865,870
HC Strategic Shares shares outstanding	107,255,089	10,698,841	32,461,940	86,483,615	185,106,899
HC Strategic Shares net asset value per share	$13.36	$13.31	$2.80	$16.90	$16.90
HC Advisors Shares net assets	-	-	-	-	-
HC Advisors Shares shares outstanding	-	-	-	-	-
HC Advisors Shares net asset value per share	-	-	-	-	-

Dissenters’ Rights

If the Reorganizations are approved at the Meeting, Target Portfolio shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Portfolios, however, have the right to redeem their shares at net asset value until the

Closing Date of the Reorganizations. After the Reorganizations, Target Portfolio shareholders will hold shares of the Acquiring Portfolio, which may also be redeemed at net asset value.

Shareholder Proposals

As a Delaware statutory trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The 1940 Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board’s selection of the Trust’s independent registered public accountants. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communication in such matters. Although the Trust does not anticipate that an annual meeting will be held, shareholders may submit proposals that will be considered for submission to shareholders at such meeting. In the event that an annual meeting is held, any such proposal must be received at least 120 days before proxy statements prepared in connection with such a meeting are forwarded to shareholders.

WHERE TO FIND ADDITIONAL INFORMATION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual reports filed by the Trust as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number for HC Capital Trust is 33-87762.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Portfolio files reports and other information with the SEC. Reports, proxy materials, registration statements and other information filed (including the Registration Statement relating to the Portfolios on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain these items from the Trust’s website at http://www.hccapitalsolutions.com.

EXHIBIT A

Outstanding Shares of the Target Portfolios

As of February 18, 2020, there were the following number of shares outstanding of each class of each Target Portfolio:

Target Portfolio/Share Classes	Number of Shares Outstanding

The Institutional Value Equity Portfolio HC Strategic Shares
The Institutional Value Equity Portfolio HC Advisors Shares	0

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio HC Strategic Shares
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio HC Advisors Shares	0

The Real Estate Securities Portfolio HC Strategic Shares
The Real Estate Securities Portfolio HC Advisors Shares	0

A-1

EXHIBIT B

SHARE OWNERSHIP BY LARGE SHAREHOLDERS, MANAGEMENT AND TRUSTEES

Ownership of The Institutional Value Equity Portfolio

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of February 18, 2020, to the best knowledge of Trust owned 5% or more of the outstanding shares of each class of The Institutional Value Equity Portfolio. A shareholder who owns beneficially 25% or more of the outstanding securities of The Institutional Value Equity Portfolio is presumed to “control” the Portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Name and Address	Portfolio	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Name and Address				_____%

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

[To the best of the knowledge of the Trust, the ownership of shares of The Institutional Value Equity Portfolio by executive officers and Trustees of the Trust as a group constituted less than 1% of each outstanding class of shares of The Institutional Value Equity Portfolio as of [February 18], 2020.]

Ownership of The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of February 18, 2020, to the best knowledge of Trust owned 5% or more of the outstanding shares of each class of The Institutional Small Capitalization-Mid Capitalization Equity Portfolio. A shareholder who owns beneficially 25% or more of the outstanding securities of The Institutional Small Capitalization-Mid Capitalization Equity Portfolio is presumed to “control” the Portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Name and Address	Portfolio	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Name and Address				_____%

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

[To the best of the knowledge of the Trust, the ownership of shares of The Institutional Small Capitalization-Mid Capitalization Equity Portfolio by executive officers and Trustees of the Trust as a group constituted less than 1% of each outstanding class of shares of The Institutional Small Capitalization-Mid Capitalization Equity Portfolio as of [February 18], 2020.]

B-1

Ownership of The Real Estate Securities Portfolio

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of February 18, 2020, to the best knowledge of Trust owned 5% or more of the outstanding shares of each class of The Real Estate Securities Portfolio. A shareholder who owns beneficially 25% or more of the outstanding securities of The Real Estate Securities Portfolio is presumed to “control” the Portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Name and Address	Portfolio	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Name and Address				_____%

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

[To the best of the knowledge of the Trust, the ownership of shares of The Real Estate Securities Portfolio by executive officers and Trustees of the Trust as a group constituted less than 1% of each outstanding class of shares of The Real Estate Securities Portfolio as of [February 18], 2020.]

Ownership of The Institutional U.S. Equity Portfolio

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of February 18, 2020, to the best knowledge of Trust owned 5% or more of the outstanding shares of each class of The Institutional U.S. Equity Portfolio. A shareholder who owns beneficially 25% or more of the outstanding securities of The Institutional U.S. Equity Portfolio is presumed to “control” the Portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Name and Address	Portfolio	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Name and Address				_____%

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

[To the best of the knowledge of the Trust, the ownership of shares of The Institutional U.S. Equity Portfolio by executive officers and Trustees of the Trust as a group constituted less than 1% of each outstanding class of shares of The Institutional U.S. Equity Portfolio as of [February 18], 2020.]

B-2

EXHIBIT C

FORM OF PLAN OF REORGANIZATION

PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”) is dated the 10th day of December, 2019, and has been adopted by the Board of Trustees of HC Capital Trust (the “Trust”), a Delaware statutory trust, to provide for the reorganization of each of its Institutional Value Equity Portfolio, Institutional Small Capitalization-Mid Capitalization Equity Portfolio and Real Estate Securities Portfolio (each a “Target Portfolio” and together, the “Target Portfolios”) into its Institutional U.S. Equity Portfolio (the “Acquiring Portfolio”). The Target Portfolios and the Acquiring Portfolio (each a “ Portfolio” and together, the “Portfolios”) are each separate investment portfolios of the Trust.

Background

The Trust is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Board of Trustees of the Trust has determined that it is in the best interests of each Target Portfolio and its respective shareholders to be reorganized through the transfer of all of its assets and liabilities to the Acquiring Portfolio, upon the terms set forth in this Plan (the “Reorganization”). The Board of Trustees of the Trust has also determined that the Reorganization is in the best interests of each Portfolio and that the interests of the Portfolios’ existing shareholders will not be diluted as a result of the Reorganization.

This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368 (a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and any successor provision.

The Reorganization

At the Effective Time of the Reorganization (as defined below in Section 7 of this Article B), all property of every description, and all interests, rights, privileges and powers of each Target Portfolio, subject to all liabilities of such Target Portfolio, whether accrued, absolute, contingent or otherwise (such assets subject to such liabilities are herein referred to as the “Assets”) will be transferred and conveyed by such Target Portfolio to the Acquiring Portfolio and will be assumed by the Acquiring Portfolio, such that at and after the Effective Time of the Reorganization the Assets of each Target Portfolio will become and be the Assets of the Acquiring Portfolio. In exchange for the transfer of the Assets of each Target Portfolio, the Portfolio Acquiring Portfolio will contemporaneously issue to each Target Portfolio full and fractional HC Strategic and HC Advisors shares, as applicable, of the Acquiring Portfolio. The number of HC Strategic and HC Advisors shares of the Acquiring Portfolio so issued will have an aggregate net asset value equal to the value of the Assets of the respective Target Portfolio (each such transaction between a Acquiring Portfolio and the Target Portfolio is hereinafter referred to as a “Portfolio Transaction”). The net asset value of the Target Portfolios and of the Acquiring Portfolio shall be determined as of 4:00 p.m., Eastern time, on the business day preceding the Effective Time of the Reorganization, or at such other time as may be determined by the Board of Trustees or an authorized officer of the Trust. The net asset value of each Target Portfolio and the Acquiring Portfolio shall be computed in the manner set forth in the Portfolios’ then current prospectus under the Securities Act of 1933, as amended. At and after the Effective Time of the Reorganization, all debts, liabilities, obligations and duties of each Target Portfolio will attach to the Acquiring Portfolio as aforesaid and may thenceforth be enforced against the Acquiring Portfolio to the same extent as if the same had been incurred by it.

Prior to the Effective Time of the Reorganization, each Target Portfolio shall have declared a dividend or dividends, with a record date and ex-dividend date prior to such Effective Time of the Reorganization, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment income, if any, for the taxable periods or years ended on or before April 17, 2020 and for the period from said date to and including the Effective Time of the Reorganization applicable to the respective Target Portfolio (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years or periods ended on or before April 17, 2020 and in the period from said date to and including the Effective Time of the Reorganization applicable to the respective Target Portfolio.

At the Effective Time of the Reorganization, each Target Portfolio will make a liquidating distribution to the holders of its HC Strategic or HC Advisors Shares of HC Strategic and HC Advisors shares, respectively, of the Acquiring Portfolio, such that the number of shares of the Acquiring Portfolio that are distributed to a shareholder of each respective Target Portfolio will, as indicated above in Section I of this Article B, have an aggregate net asset value equal to the aggregate net asset value of the shares of that Target Portfolio that are outstanding immediately prior to the Effective Time of the Reorganization. Fractional Acquiring Portfolio shares will be rounded to the third place after the decimal point. In addition, each such shareholder will have the right to receive any unpaid dividends or other distributions that were declared before the Effective Time of the Reorganization with respect to the shares of the Target Portfolio held by the shareholder immediately prior to the Effective Time of the Reorganization.

The stock transfer books of the Trust with respect to each Target Portfolio will be permanently closed as of the close of business on the day immediately preceding the Effective Time of the Reorganization. Redemption requests received thereafter by the Trust with respect to a Target Portfolio will be deemed to be redemption requests for shares of the Acquiring Portfolio issued in the Reorganization. As of the Effective Time of the Reorganization, all issued and outstanding shares of each Target Portfolio will be canceled on the books of the Trust.

Any transfer taxes payable upon the issuance of Acquiring Portfolio shares in a name other than the registered holder of the Target Portfolio shares on the books of any Fund will be paid by the person to whom such Acquiring Portfolio shares are to be distributed as a condition to such transfer.

The legal existence of each Target Portfolio will be terminated as promptly as reasonably practicable after the Effective Time of the Reorganization. After the Effective Time of the Reorganization, each Target Portfolio shall not conduct any business except in connection with its liquidation and termination.

The “Effective Time of the Reorganization” for purposes of this Plan shall be the opening of business on May 4, 2020, at the offices of Hirtle Callaghan & Co., LLC, Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428 or at such other time and place as may be determined by the Board of Trustees or an authorized officer of the Trust.

Actions by Shareholders of the Target Portfolios

Prior to the Effective Time of the Reorganization and as a condition thereto, the Board of Trustees of the Trust will call, and the Trust will hold, a meeting of the shareholders of each Target Portfolio to consider and vote upon:

(1) Approval of this Plan and the transactions contemplated hereby.

(2) Such other matters as may be determined by the Board of Trustees of the Trust.

Conditions to the Reorganization

Consummation of this Plan and the Effective Time of the Reorganization with respect to a Target Portfolio will be subject to:

(1) the approval of the matters referred to in Article C of this Plan by the shareholders of each Target Portfolio in the manner required by law and otherwise deemed necessary or advisable by the Board of Trustees of the Trust; and

(2) the following additional conditions:

i.        The failure of any Target Portfolio’s shareholders to approve the matters referred to in Article C of this Plan shall prevent the consummation of the Portfolio Transaction with respect to the other Target Portfolios.

ii.        The Trust will have received an opinion of Stradley Ronon Stevens & Young LLP, based on reasonable representations and assumptions, to the effect that:

1. the shares of the Acquiring Portfolio issued pursuant to this Plan will, when issued in accordance with the provisions hereof, be legally issued, fully paid and non-assessable; and

2. for federal income tax purposes: (A) the acquisition of the assets of the Target Portfolios in return for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the Target Portfolios followed by the distribution of those shares to the Target Portfolio shareholders will each constitute a “reorganization” within the meaning of Section 368(a)(I)(C) or (D) of the Code, and the Acquiring Portfolio and each of the Target Portfolios will be “a party to the reorganization” within the meaning of Section 368(b) of the Code; (B) the Target Portfolios will recognize no gain or loss upon the transfer of their assets and liabilities to the Acquiring Portfolio; (C) the Acquiring Portfolio will recognize no gain or loss upon the receipt of the assets of the Target Portfolios in exchange for Acquiring Portfolio shares and the assumption of the liabilities of each Target Portfolio; (D) no shareholder of a Target Portfolio will recognize gain or loss upon the receipt of Acquiring Portfolio shares in exchange for Target Portfolio shares; each shareholder of a Target Portfolio will obtain an aggregate tax basis in the Acquiring Portfolio shares received in the exchange equal to the shareholder’s aggregate tax basis in the Target Portfolio shares exchanged; (F) the tax basis of the assets of each Target Portfolio in the hands of the Acquiring Portfolio will be the same as the tax basis of those assets in the hands of the Target Portfolio immediately before the transfer; (G) the holding period of Acquiring Portfolio shares received by each shareholder of the Target Portfolios will include the holding period of the corresponding Target Portfolio shares exchanged by that shareholder, provided that at the time of the exchange the Target Portfolio shares were held by that shareholder as capital assets; and (H) the holding period of the Acquiring Portfolio for the assets of the each Target Portfolio transferred to it will include the period during which those assets were held by the Target Portfolio.

iii.    All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby will be obtained, except where failure to obtain such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Trust, the Target Portfolios or the Acquiring Portfolio, provided that the Trust may waive any of such conditions for itself or the respective Portfolios.

iv.        At the Effective Time of the Reorganization, the Trust, on behalf of the Target Portfolios, will have good and marketable title to the assets to be transferred to the Acquiring Portfolio pursuant to Article B(I) and will have full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and in payment for such assets, the Trust on behalf of the Acquiring Portfolio will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended.

v.        Acquiring Portfolio shares issued in connection with the transactions contemplated herein will be duly and validly issued and outstanding and fully paid and non-assessable by the Trust.

Miscellaneous

b.        This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the State of Delaware.

c.        This Plan and the Reorganization contemplated hereby may be terminated and abandoned at any time for any reason prior to the Effective Time of the Reorganization upon the vote of a majority of the Board of Trustees of the Trust.

d.        At any time prior to or (to the fullest extent permitted by law) after approval of this Plan by the shareholders of any Target Portfolio, the Trust may, upon authorization by the Board of Trustees and with or without the approval of shareholders of the Target Portfolio, amend any of the provisions of this Plan.

e.        The transaction expenses and explicit brokerage costs incurred in connection with the Reorganization will be borne by the Portfolios.

f.        The Trust, by consent of its Board of Trustees, or an officer authorized by such Board of Trustees, may waive any condition to the obligations of a Target Portfolio or the Acquiring Portfolio hereunder if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of a Target Portfolio or the Acquiring Portfolio.

g.        The name “HC Capital Trust” is the designation of the trustees for the time being under an Second Amended and Restated Agreement and Declaration of Trust dated March 8, 2010, and all persons dealing with the Trust or a Portfolio must look solely to the property of the Trust or such Portfolio for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Trust. No Portfolio shall be liable for any claims against any other Portfolio. The Trust and HC Capital Solutions specifically acknowledge and agree that any liability of the Trust under this Plan with respect to a particular Portfolio, or in connection with the transactions contemplated herein with respect to a particular Portfolio, shall be discharged only out of the assets of the particular Portfolio and that no other portfolio of the Trust shall be liable with respect thereto.

h.        Except for the obligations of HC Capital Solutions contained in Article E(4), the representations, warranties and covenants contained in this Plan shall not survive the consummation of the transactions contemplated hereunder.

IN WITNESS WHEREOF, the parties hereto have caused this Plan to be duly executed all as of the day and year first above written.

HC CAPITAL TRUST

on behalf of The Institutional Value Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio and The Institutional U.S. Equity Portfolio

By
Name:
Title:

EXHIBIT D

FINANCIAL HIGHLIGHTS

These financial highlight tables are intended to help you understand the Acquiring Portfolio’s and the Target Portfolios’ financial performance for the past five fiscal years and are included in the Trust’s prospectuses which are incorporated herein by reference and also accompany this Joint Proxy Statement/Prospectus.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each of the Trust’s Portfolios for the past five years or since inception of the Portfolio, if less than five years (with the exception of The Real Estate Securities Portfolio which did not offer HC Advisors Shares at any time during the past 5 years). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust’s financial statements, is incorporated by reference into the Statement of Additional Information, which is available upon request.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

The Institutional Value Equity Portfolio HC Advisors Shares
Period Ended May 13, 2019(d)	$12.96	$0.30	(e)(f)	$0.16 (f)	$0.46	$(0.22)	$(0.90)	$—	$(1.12)	$12.30	4.38%	$—	0.44%	0.19%	2.36%	39.29%
Year Ended June 30, 2018	13.00	0.30		0.79	1.09	(0.27)	(0.86)	—	(1.13)	12.96	8.34%	738	0.51%	0.25%	1.99%	68.39%
Year Ended June 30, 2017	12.00	0.27		1.69	1.96	(0.26)	(0.70)	—	(0.96)	13.00	16.65%	1,493	0.54%	0.28%	2.13%	55.25%
Year Ended June 30, 2016	13.50	0.28		(0.06)	0.22	(0.27)	(1.45)	—	(1.72)	12.00	2.44%	1,435	0.51%	0.25%	2.25%	67.08%
Year Ended June 30, 2015	14.79	0.27		0.45	0.72	(0.28)	(1.73)	—	(2.01)	13.50	5.12%	1,613	0.53%	0.27%	1.96%	119.98%

The Institutional Growth Equity Portfolio HC Advisors Shares
Period Ended May 13, 2019(d)	$18.25	$0.25	(e)(f)	$0.72 (f)	$0.97	$(0.19)	$(1.31)	$—	$(1.50)	$17.72	6.27%	$—	0.48%	0.23%	1.36%	69.93%
Year Ended June 30, 2018	16.10	0.20		2.80	3.00	(0.18)	(0.67)	—	(0.85)	18.25	18.97%	1,026	0.53%	0.28%	1.00%	43.36%
Year Ended June 30, 2017	14.80	0.17		2.48	2.65	(0.17)	(1.18)	—	(1.35)	16.10	19.03%	2,008	0.54%	0.29%	1.08%	21.93%
Year Ended June 30, 2016	17.15	0.17		0.83	1.00	(0.16)	(3.19)	—	(3.35)	14.80	6.30%	1,931	0.52%	0.27%	1.05%	37.43%
Year Ended June 30, 2015	16.59	0.16		1.64	1.80	(0.15)	(1.09)	—	(1.24)	17.15	11.20%	2,187	0.54%	0.28%	0.93%	96.81%

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio HC Advisors Shares
Period Ended May 13, 2019(d)	$18.39	$0.06	(e)	$(1.12)	$(1.06)	$(0.07)	$(3.77)	$—	$(3.84)	$13.49	(3.12)%	$—	0.81%	0.56%	0.37%	52.75%
Year Ended June 30, 2018	17.07	0.10		2.87	2.97	(0.08)	(1.57)	—	(1.65)	18.39	18.18%	132	0.95%	0.70%	0.50%	95.15%
Year Ended June 30, 2017	14.57	0.03		2.79	2.82	(0.03)	(0.29)	—	(0.32)	17.07	19.43%	248	1.00%	0.75%	0.16%	47.63%
Year Ended June 30, 2016	16.61	0.03		(1.15)	(1.12)	—	(0.90)	(0.02)	(0.92)	14.57	(6.69)%	235	0.97%	0.69%	0.16%	52.38%
Year Ended June 30, 2015	17.19	0.01		1.14	1.15	(0.01)	(1.72)	—	(1.73)	16.61	7.43%	265	1.06%	0.80%	0.03%	83.94%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.
(e)	Per share amounts are based on average shares outstanding.
(f)

The amounts reported for a share outstanding throughout the period may not correlate to the aggregate amounts for the fiscal period due to the timing of sales and repurchases of Portfolio shares in relation to income earned and/or fluctuating fair value of the investments of the Portfolio.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each of the Trust’s Portfolios for the past five years or since inception of the Portfolio, if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust’s financial statements, is incorporated by reference into the Statement of Additional Information, which is available upon request.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers	Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate(a)

The Institutional Value Equity Portfolio HC Strategic Shares
Year Ended June 30, 2019	$12.95	$0.29	(b)(c)	$0.73 (c)	$1.02	$(0.28)	$(0.90)	$—	$(1.18)	$12.79	9.14%	$1,497,901	0.19%	0.19%	2.26%	39.29%
Year Ended June 30, 2018	12.99	0.26		0.83	1.09	(0.27)	(0.86)	—	(1.13)	12.95	8.35%	928,683	0.26%	0.25%	2.04%	68.39%
Year Ended June 30, 2017	11.99	0.27		1.69	1.96	(0.26)	(0.70)	—	(0.96)	12.99	16.66%	797,147	0.29%	0.28%	2.08%	55.25%
Year Ended June 30, 2016	13.49	0.27		(0.05)	0.22	(0.27)	(1.45)	—	(1.72)	11.99	2.44%	912,029	0.26%	0.25%	2.24%	67.08%
Year Ended June 30, 2015	14.79	0.27		0.44	0.71	(0.28)	(1.73)	—	(2.01)	13.49	5.05%	915,067	0.28%	0.27%	1.95%	119.98%

The Institutional Growth Equity Portfolio HC Strategic Shares
Year Ended June 30, 2019	$18.25	$0.24	(b)(c)	$1.59 (c)	$1.83	$(0.24)	$(1.31)	$—	$(1.55)	$18.53	11.46%	$1,535,959	0.23%	0.23%	1.31%	69.93%
Year Ended June 30, 2018	16.10	0.18		2.82	3.00	(0.18)	(0.67)	—	(0.85)	18.25	18.97%	1,187,715	0.28%	0.28%	1.04%	43.36%
Year Ended June 30, 2017	14.80	0.17		2.48	2.65	(0.17)	(1.18)	—	(1.35)	16.10	19.03%	1,034,294	0.29%	0.29%	1.06%	21.93%
Year Ended June 30, 2016	17.14	0.16		0.85	1.01	(0.16)	(3.19)	—	(3.35)	14.80	6.36%	1,282,473	0.27%	0.27%	1.05%	37.43%
Year Ended June 30, 2015	16.59	0.16		1.63	1.79	(0.15)	(1.09)	—	(1.24)	17.14	11.14%	1,317,132	0.29%	0.28%	0.93%	96.81%

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio HC Strategic Shares
Year Ended June 30, 2019	$18.39	$0.08	(b)	$(0.54)	$(0.46)	$(0.08)	$(3.77)	$—	$(3.85)	$14.08	1.22%	$147,415	0.56%	0.56%	0.49%	52.75%
Year Ended June 30, 2018	17.08	0.08		2.88	2.96	(0.08)	(1.57)	—	(1.65)	18.39	18.11%	159,774	0.70%	0.70%	0.49%	95.15%
Year Ended June 30, 2017	14.57	0.02		2.81	2.83	(0.03)	(0.29)	—	(0.32)	17.08	19.50%	143,995	0.75%	0.75%	0.14%	47.63%
Year Ended June 30, 2016	16.61	0.03		(1.15)	(1.12)	—	(0.90)	(0.02)	(0.92)	14.57	(6.69)%	192,253	0.72%	0.69%	0.17%	52.38%
Year Ended June 30, 2015	17.19	0.01		1.14	1.15	(0.01)	(1.72)	—	(1.73)	16.61	7.43%	200,423	0.81%	0.80%	0.03%	83.94%

The Real Estate Securities Portfolio HC Strategic Shares
Year Ended June 30, 2019	$2.99	$0.06	(b)	$0.30	$0.36	$(0.06)	$(0.03)	$—	$(0.09)	$3.26	12.54%	$120,069	0.77%	0.77%	1.89%	48.08%
Year Ended June 30, 2018	3.03	0.05		0.05	0.10	(0.05)	(0.09)	—	(0.14)	2.99	3.20%	131,601	0.74%	0.74%	1.76%	49.59%
Year Ended June 30, 2017	3.39	0.04		(0.05)	(0.01)	(0.04)	(0.31)	—	(0.35)	3.03	0.44%	123,794	0.77%	0.77%	1.19%	58.32%
Year Ended June 30, 2016	3.24	0.05		0.52	0.57	(0.04)	(0.38)	—	(0.42)	3.39	18.81%	151,512	0.77%	0.77%	1.44%	51.03%
Year Ended June 30, 2015	3.20	0.04		0.21	0.25	(0.05)	(0.16)	—	(0.21)	3.24	7.44%	132,758	0.79%	0.79%	1.22%	60.49%

(a)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(b)	Per share amounts are based on average shares outstanding.
(c)

The amounts reported for a share outstanding throughout the period may not correlate to the aggregate amounts for the fiscal period due to the timing of sales and repurchases of Portfolio shares in relation to income earned and/or fluctuating fair value of the investments of the Portfolio.

PROXY TABULATOR

P.O. BOX 9112

FARMINGDALE, NY

11735

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND PROMPTLY RETURN YOUR PROXY CARD IN THE ENCLOSED ENVELOPE TODAY

To vote by Internet 1) Read the Proxy Statement and have the proxy card below at hand. 2) Go to website www.proxyvote.com 3) Follow the instructions provided on the website.

To vote by Telephone 1) Read the Proxy Statement and have the proxy card below at hand. 2) Call 1-800-690-6903 3) Follow the instructions.

To vote by Mail 1) Read the Proxy Statement. 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

E89040-TBD	KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

The Board of Trustees unanimously recommends you vote FOR the approval of the		For	Against	Abstain

1.	To approve, on behalf of the above Portfolio, a Plan of Reorganization among the Target Portfolios and The Institutional U.S. Equity Portfolio (the “Acquiring Portfolio”).	!	!	!

If shareholders of any Target Portfolio do not approve that Target Portfolio’s Reorganization, no Reorganizations will occur and the Board will consider what further action is appropriate for the Portfolios. Shareholders of the Portfolio will also transact such further business as may properly come before the Joint Special Meeting or any adjournment thereof.

PLEASE SIGN, DATE, AND RETURN IN THE ADDRESSED ENVELOPE - NO POSTAGE REQUIRED. PLEASE MAIL PROMPTLY TO SAVE THE TRUST FURTHER SOLICITATION EXPENSE. THE RECEIPT OF THE NOTICE OF MEETING AND PROXY STATEMENT IS ACKNOWLEDGED BY EXECUTION OF THIS PROXY.

Your signature(s) on this Proxy should be exactly as your name(s) appear(s) on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

Signature [PLEASE SIGN WITHIN BOX] Date	Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Joint Special Meeting:

The Notice of Joint Special Meeting of Shareholders and Proxy Statement is available at

www.proxyvote.com

E89041-TBD

JOINT SPECIAL MEETING OF

SHAREHOLDERS OF THE INSTITUTIONAL

VALUE EQUITY PORTFOLIO

THE INSTITUTIONAL SMALL CAPITALIZATION-MID CAPITALIZATION

PORTFOLIO THE REAL ESTATE SECURITIES PORTFOLIO

(COLLECTIVELY, THE “TARGET

PORTFOLIOS”) OF HC CAPITAL TRUST

APRIL 16, 2020

The undersigned appoints Mark Hausmann and Colette Bergman, and each of them, attorneys and proxies, with full power of substitution in each, to vote and act on behalf of the undersigned at the Joint Special Meeting of Shareholders of the HC Capital Trust (the “Trust”) representing interests in the Trust’s Portfolio, named above, at the offices of HC Capital Trust, Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428, on Thursday, April 16, 2020 at 10:00 a.m. and at all adjournments, according to the number of shares of beneficial interest which the undersigned could vote if present, upon such subjects as may properly come before the meeting, all as set forth in the notice of the meeting and the proxy statement furnished therewith. Unless otherwise marked on the reverse side, this proxy is given with authority to vote FOR the proposal noted on the reverse side. The undersigned further confers upon such attorneys and proxies discretionary authority to vote for and in the name of the undersigned and with all of the powers the undersigned would possess if personally present, all the Portfolio shares of the undersigned in the Trust at said meeting.

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Joint Special Meeting of Shareholders and the Proxy Statement by execution of this Proxy.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

Part B

STATEMENT OF ADDITIONAL INFORMATION

March 12, 2020

To the

Registration Statement on Form N-14 Filed by:

HC CAPITAL TRUST

On behalf of The Institutional U.S. Equity Portfolio

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor

West Conshohocken, Pennsylvania 19428

(800) 242-9596

Relating to the Special Meeting of Shareholders of The Institutional Value Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio and The Real Estate Securities Portfolio, to be held on

April 16, 2020.

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus of The Institutional Value Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio and The Real Estate Securities Portfolio (each a “Target Portfolio” and, together, the “Target Portfolios”), dated March 12, 2020, relating specifically to the Joint Special Meeting of Shareholders of such Target Portfolios to be held on April 16, 2020 (the “Proxy Statement/Prospectus”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the Trust, at Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428, or calling (800) 242-9596. You can also access this information at www.hccapitalsolutions.com.

Table of Contents

Page

General Information	1
Incorporation by Reference	1
Pro Forma Financial Information

General Information

This Statement of Additional Information relates to the (a) proposed acquisition of all of the assets and assumption of all of the liabilities of each “Target Portfolio,” as identified below, by the “Acquiring Portfolio” in exchange for shares of a corresponding class of the Acquiring Portfolio; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Portfolio; and (c) the liquidation and termination of the Target Portfolio. Further information is included in the Proxy Statement/Prospectuses and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information. Each Target Portfolio and the Acquiring Portfolio are a series of HC Capital Trust.

Target Portfolio	Acquiring Portfolio
The Institutional Value Equity Portfolio The Institutional Small Capitalization-Mid Capitalization Equity Portfolio The Real Estate Securities Portfolio	The Institutional U.S. Equity Portfolio

Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1.	Statement of Additional Information dated November 1, 2019, for HC Capital Trust (filed via EDGAR on October 28, 2019, Accession No. 0001193125-19-276085).

2.	The audited financial statements and related report of the independent registered public accounting firm included in the HC Capital Trust Annual Report to Shareholders for the fiscal year ended June 30, 2019 (filed via EDGAR on September 4, 2019, Accession No. 0001193125-19-237875).

Pro Forma Financial Information

The Institutional Value Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

and The Real Estate Securities Portfolio into

The Institutional U.S. Equity Portfolio

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if all of the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Portfolio and the Acquiring Portfolio, each as identified below, for the twelve month period ended June 30, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Portfolios and the Acquiring Portfolio, which are available in their respective annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of each of the Target Portfolios into the Acquiring Portfolio pursuant to a Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table. Each Reorganization is contingent upon each other Reorganization.

Target Portfolio	Acquiring Portfolio	12 Month Period Ended
The Institutional Value Equity Portfolio		06/30/2019
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	The Institutional U.S. Equity Portfolio	06/30/2019
The Real Estate Securities Portfolio		06/30/2019

Basis of Pro Forma

Each reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Portfolio or its shareholders as a result of the reorganizations. The Target Portfolios and the Acquiring Portfolio are each series of the same registered open-end management investment company that issues its shares in separate series. Each reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the distribution of such shares to Target Portfolio shareholders in complete liquidation of the Target Portfolio. The table below shows the class and shares that Target Portfolio shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Portfolio Share Class	The Institutional Value Equity Portfolio (Target Portfolio) Shares Exchanged	The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (Target Portfolio) Shares Exchanged	The Real Estate Securities Portfolio (Target Portfolio) Shares Exchanged	Acquiring Portfolio Share Class
HC Strategic Shares	117,110,714	10,469,702	36,809,535	HC Strategic Shares
HC Advisors Shares	0	0	0	HC Advisors Shares

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Portfolio, and the results of operations of the Acquiring Portfolio for pre-reorganization periods will not be restated. All securities held by a Target Portfolio comply with investment objectives, strategies and restrictions of the Acquiring Portfolio at period ended date in Note 1.

Note 2 — Net Assets

The table below shows the net assets of the Target Portfolios and the Acquiring Portfolio and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Portfolio	Net Assets	As-of Date
The Institutional Value Equity Portfolio (Target Portfolio)	$1,497,900,780	06/30/2019
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (Target Portfolio)	$147,414,930	06/30/2019
The Real Estate Securities Portfolio (Target Portfolio)	$120,068,926	06/30/2019
The Institutional U.S. Equity Portfolio (Acquiring Portfolio)	$1,535,958,545	06/30/2019
The Institutional U.S. Equity Portfolio (Pro Forma Combined)	$3,301,211,681	06/30/2019

Pro Forma combined net assets have been adjusted for expenses expected to be incurred in connection with the reorganization.

Note 3 — Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Portfolio as if the reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Portfolios and Acquiring Portfolio and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees	$822,746
Administrative services fees	$(72,500)
Registration and filing fees	$(32,000)
Professional fees	$(84,400)
Other	$(27,100)
Custodian fees	$(25,200)

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs

The Acquiring Portfolio and Target Portfolios are expected to incur an estimated $131,500 in reorganization costs and will bear the following allocation of expenses; 47% The Institutional U.S. Equity, 46% The Institutional Value, 4% The Institutional Small Capitalization-Mid Capitalization Equity Portfolio and 3% The Real Estate Securities Portfolio of these costs. These costs represent the estimated non recurring expense of the Target Portfolios carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization.

Note 5 — Accounting Survivor

The Acquiring Portfolio will be the accounting survivor. The surviving Portfolio will have the portfolio management teams, portfolio composition strategy, investment objective, expense structure and policies/restrictions of the Acquiring Portfolio.

Note 6 — Capital Loss Carryforward

There were no capital loss carryforwards in the Acquiring Portfolio or Target Portfolios as of June 30, 2019.

PART C: OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VII of the Trust’s Amended and Restated and Declaration of Trust and to Article VI of the Trust’s By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the “Act”), as amended, the Trust furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

1.	Charter

(a)

Certificate of Trust filed on December 15, 1994 with the Secretary of State of Delaware (Incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998).

(b)

Amended and Restated Declaration and Agreement of Trust (as amended March 8, 2010) (Incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010).

2.	By-Laws

Amended Bylaws of the Trust (as amended November 9, 1995, July 15, 1999, April 14, 2000, December 10, 2008, March 8, 2010, February 1, 2017 and March 26, 2019). (Incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

3.	Voting Trust Agreement affecting more than 5% of any class of equity securities of Registrant: Not applicable.

4.	Form of Plan of Reorganization attached as Exhibit A to the Prospectus/Proxy Statement and incorporated herein by reference.

5.	Instruments defining right of security holders. (All relevant provisions included in Exhibit (1), as referenced above.)

6.	Investment Advisory Contracts.

(a)(i)

Amended and Restated Investment Advisory Agreement dated March 10, 2015 between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization – Mid

Capitalization Equity Portfolio, The International Equity Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate-Term Municipal Bond Portfolio, The Core Fixed Income Portfolio and The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(1)(g) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(a)(ii)

Amended and Restated Investment Advisory Agreement dated March 10, 2015 between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Commodity Related Securities Portfolio, The Intermediate Term Municipal Bond II Portfolio, The U.S. Government Fixed Income Securities Portfolio , The U.S. Corporate Fixed Income Securities Portfolio , The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio , The Inflation Protected Securities Portfolio and The ESG Growth Portfolio. (Incorporated herein by reference to Exhibit (d)(1)(h) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.).

(a)(iii)

Appendix A dated December 15, 2015 to the Amended and Restated Investment Advisory Agreement between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Commodity Related Securities Portfolio, The Intermediate Term Municipal Bond II Portfolio, The U.S. Government Fixed Income Securities Portfolio , The U.S. Corporate Fixed Income Securities Portfolio , The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The ESG Growth Portfolio and The Catholic SRI Growth Portfolio. (Incorporated by reference to Exhibit (d)(1)(i) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(b)(i)

Portfolio Management Agreement, dated June 30, 2008, between the Trust and Jennison Associates LLC related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(b)(ii)

Amendment 1, dated April 30, 2012, to the Portfolio Management Agreement dated June 30, 2008, between the Trust and Jennison Associates LLC related to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(18)(a) of Post-Effective Amendment No. 60 filed with the Securities and Exchange Commission on August 29, 2012.)

(c)(i)

Portfolio Management Agreement, dated December 23, 2008, between the Trust and Pacific Investment Management Company LLC with respect to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(c)(ii)

Portfolio Management Agreement, dated December 12, 2018, between the Trust and Pacific Investment Management Company LLC with respect to The Institutional Growth Equity Portfolio (RAFI DMF). (Incorporated by reference to Exhibit (d)(13)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(d)(i)

Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(d)(ii)

Amendment No. 1, dated December 12, 2018, to the Portfolio Management Agreement dated August 2, 2013 between the Trust and BNY Mellon Asset Management North America Corporation (f/k/a Mellon Capital Management Corporation), related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(31)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(e)

Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(59c)() of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(f)(i)

Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio (Defensive). (Incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(f)(ii)

Amendment dated March 19, 2015, to the Portfolio Management Agreement dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio (Defensive). (Incorporated herein by reference to Exhibit (d)(78)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(g)

Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio (Targeted). (Incorporated by reference to Exhibit (d)(102) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(h)

Amendment (Fee), dated March 19, 2015, to the Portfolio Management Agreement dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio (Liquidity). (Incorporated herein by reference to Exhibit (d)(78)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(i)	Form of Portfolio Management Agreement between the Trust and Frontier Capital Management Company, LLC related to The Institutional U.S. Equity Portfolio. Filed herewith as Exhibit (6)(i).

(j)	Form of Portfolio Management Agreement between the Trust and Echo Street Capital Management LLC related to The Institutional U.S. Equity Portfolio. Filed herewith as Exhibit (6)(j).

(k)	Form of Portfolio Management Agreement between the Trust and Wellington Management Company LLP related to The Institutional U.S. Equity Portfolio. Filed herewith as Exhibit (6)(k).

(l)

Portfolio Management Agreement, dated December 23, 2008, between the Trust and Pacific Investment Management Company LLC with respect to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(m)

Portfolio Management Agreement, dated December 12, 2018, between the Trust and Pacific Investment Management Company LLC with respect to The Institutional Value Equity Portfolio (RAFI DMF). (Incorporated by reference to Exhibit (d)(12)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(n)(i)

Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(n)(ii)

Amendment No. 1, dated December 12, 2018, to the Portfolio Management Agreement dated August 2, 2013 between the Trust and BNY Mellon Asset Management North America Corporation (f/k/a/ Mellon Capital Management Corporation), related to The Institutional Value Equity Portfolio. (Incorporated by reference to Exhibit (d)(39)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(o)

Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Institutional Value Equity Portfolio. (Incorporated by reference to Exhibit (d)(57)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(p)(i)

Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio (Defensive). (Incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(p)(ii)

Amendment (Fee), dated March 19, 2015, to the Portfolio Management Agreement dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio (Defensive). (Incorporated herein by reference to Exhibit (d)(76)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(q)

Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio (Targeted). (Incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(r)

Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio (Liquidity). (Incorporated herein by reference to Exhibit (d)(76)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(s)(i)

Portfolio Management Agreement, dated June 30, 2008, between the Trust and Frontier Capital Management Company LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(s)(ii)

Second Amendment, dated March 11, 2015, to the Portfolio Management Agreement dated December 16, 1999 and first amended on September 1, 2003, between the Trust and Frontier Capital Management LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(14)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(t)(i)

Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(t)(ii)

Amendment No. 1, dated December 12, 2018, to the Portfolio Management Agreement dated August 2, 2013 between the Trust and BNY Mellon Asset Management North America Corporation (f/k/a Mellon Capital Management Corporation), related to The Institutional Small Capitalization - Mid Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(37)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(u)

Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(61)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(v)

Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Institutional Small Capitalization - Mid Capitalization Equity Portfolio (Liquidity). (Incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(w)

Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Small Capitalization - Mid Capitalization Equity Portfolio. (Targeted) (Incorporated by reference to Exhibit (d)(104) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(x)

Portfolio Management Agreement, dated January 7, 2009, between the Trust and Wellington Management Company LLP related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(y)

Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(z)

Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Real Estate Securities Portfolio. (Incorporated by reference to Exhibit (d)(62)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(aa)

Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Real Estate Securities Portfolio (Liquidity). (Incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(bb)

Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Real Estate Securities Portfolio (Targeted). (Incorporated by reference to Exhibit (d)(105) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

7.             Distribution Agreement.

Distribution Agreement, dated December 31, 2019, between the Trust and Unified Financial Securities, LLC. Filed herewith as Exhibit (7).

8.	Bonus or Profit Sharing Contracts: Not applicable.

9.	Custodian Agreement.

(a)(i)

Custodian Agreement, dated February, 2006 between State Street Bank and Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(a) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(a)(ii)

Revised Schedule D, dated December 15, 2015, to the Custodian Agreement dated February, 2006, between State Street Bank and Trust Company and the Trust. (Incorporated by reference to Exhibit (g)(1)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(b)

Foreign Custody Manager Delegation Agreement dated July 2, 2001, between Bankers Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(b) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

(c)(i)

Global Securities Lending Agency Agreement, dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(1)(d) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(c)(ii)

Exhibit A, dated February 12, 2019, to the Global Securities Lending Agency Agreement, dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(c)(iii)

First Amendment, dated July 29, 2015, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(c)(iv)

Second Amendment, dated August 15, 2017, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(d) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.).

(c)(v)

Third Amendment, dated March 27, 2018, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(e) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.).

10.	Rule 12b-1 Plans and Rule 18f-3 Plans.

(a)

Rule 12b-1 plan adopted December 10, 2009, revised March 8, 2010. (Incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(b)

Plan pursuant to Rule 18f-3 adopted December 10, 2009, revised March 8, 2010. (Incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

11.	Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable: Filed herewith as Exhibit 11.

12.	Opinion of Counsel with respect to tax consequences: To be filed by Post-effective amendment pursuant to an undertaking.

13.	Other Material Contracts.

(a)(i)

Letter Agreement (a/k/a Compliance Services Agreement) between the Trust and Alaric Compliance Services LLC dated December 18, 2008. (Incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(a)(ii)

Amendment, dated January 1, 2010, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008,, between the Trust and Alaric Compliance Services LLC. (Incorporated by reference to Exhibit (h)(1)(b) of Post-Effective Amendment No. 81 filed with the Securities and Exchange Commission on October 28, 2016.)

(a)(iii)

Second Amendment, dated December 31, 2014, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008 between the Trust and Alaric Compliance Services, LLC. (Incorporated herein by reference to Exhibit (h)(4)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(a)(iv)

Third Amendment, dated December 15, 2015, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008 between the Trust and Alaric Compliance Services LLC. (Incorporated by reference to Exhibit (h)(1)(d) of Post-Effective Amendment No. 81 filed with the Securities and Exchange Commission on October 28, 2016.)

(a)(v)

Fourth Amendment, dated January 1, 2018, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008, between the Trust and Alaric Compliance Services LLC. (Incorporated by reference to Exhibit (h)(1)(e) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.)

(b)(i)

Services Agreement, dated June 11, 2014, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on August 28, 2015.)

(b)(ii)

Amendment, dated March 31, 2015, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(b)(iii)

Revised Schedule 5, dated December 15, 2015, to the Services Agreement dated June 11, 2014, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(5)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(b)(iv)

Amendment, dated March 13, 2018, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(2)(d) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.)

(b)(v)

Amendment, dated March 26, 2019, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(2)(e) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(c)(i)

Transfer Agency Services Agreement, dated March 27, 2015, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(c)(ii)

Revised Schedule 5, dated December 15, 2015, to the Transfer Agency Services Agreement dated March 27, 2015, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(6)(b) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(c)(iii)

Amendment, dated December 6, 2016, to the Transfer Agency Services Agreement dated March 27, 2015, between the Trust and FIS Investor Services LLC. (Incorporated herein by reference to Exhibit (h)(3)(c) of Post-Effective Amendment No. 83 filed with the Securities and Exchange Commission on August 28, 2017.)

(d)

Adoption Agreement, dated January 31, 2018, between the Trust and BNY Mellon Asset Management North America Corporation. (Incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.)

(e)

Sub-Advisory Agreement, dated December 12, 2018, between Pacific Investment Management Company LLC and Parametric Portfolio Associates LLC. (Incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(f)

Index License Agreement, dated February 26, 2019, between the Trust and RAFI Indices, LLC. (Incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

14.	Consents of Independent Registered Public Accounting Firm: Filed herewith as Exhibit No. (14).

15.	Omitted Financial Statements: Not applicable.

16.	Powers of Attorney: Filed herewith as Exhibit No. (16).

17.	Additional Exhibits.

Item 17. Undertakings:

(i)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(ii)

The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(iii)

The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

Exhibit List

(6)(i)	Form of Portfolio Management Agreement between the Trust and Frontier Capital Management Company, LLC related to The Institutional U.S. Equity Portfolio.

(6)(j)	Form of Portfolio Management Agreement between the Trust and Echo Street Capital Management LLC related to The Institutional U.S. Equity Portfolio.

(6)(k)	Form of Portfolio Management Agreement between the Trust and Wellington Management Company LLP related to The Institutional U.S. Equity Portfolio.

(7)	Distribution Agreement, dated December 31, 2019, between the Trust and Unified Financial Securities, LLC.

(11)     Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable:

(14)	Consents of Independent Registered Public Accounting Firm.

(16)	Powers of Attorney:

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of West Conshohocken and Commonwealth of Pennsylvania, on the 14th day of January, 2020.

HC Capital Trust

*
Geoffrey A. Trzepacz
President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 14th day of January, 2020.

*	Trustee	January 14, 2020
John M. Dyer

*	Trustee	January 14, 2020
Jarrett Burt Kling

*	Trustee	January 14, 2020
Geoffrey A. Trzepacz

*	Trustee	January 14, 2020
Harvey Magarick

*	Trustee	January 14, 2020
R. Richard Williams

*	Trustee	January 14, 2020
Richard W. Wortham, III

*By:	/s/ Colette Bergman
Colette Bergman
As Attorney-in-fact and Treasurer
January 14, 2020